Land Use Rights (Details 1)	Jun. 30, 2016 USD ($)
Twelve months ending June 30,
2017	$ 49,333
2018	49,333
2019	49,333
2020	49,333
2021	49,333
Thereafter	1,879,000
Total	$ 2,125,665